Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₽ 9,209	₽ 5,533
Additions	6,618	3,833
Reclassification to right-of-use assets		(118)
Disposals	(286)	(39)
Ending balance	15,541	9,209
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,033)	(1,217)
Reclassification to right-of-use assets		33
Disposals	210	30
Charge for the year	(1,849)	(879)
Ending balance	(3,672)	(2,033)
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,176
Ending balance	11,869	7,176
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80	80
Ending balance	80	80
Land [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80
Ending balance	80	80
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,823	1,279
Transfer		544
Ending balance	1,823	1,823
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(173)	(135)
Charge for the year	(40)	(38)
Ending balance	(213)	(173)
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,650
Ending balance	1,610	1,650
Engineering facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	289	221
Transfer	14	68
Ending balance	303	289
Engineering facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(128)	(109)
Charge for the year	(24)	(19)
Ending balance	(152)	(128)
Engineering facilities [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161
Ending balance	151	161
Warehouse equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,793	1,733
Transfer	4,240	2,070
Disposals	(93)	(10)
Ending balance	7,940	3,793
Warehouse equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(766)	(419)
Disposals	80	5
Charge for the year	(755)	(352)
Ending balance	(1,441)	(766)
Warehouse equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,027
Ending balance	6,499	3,027
Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54	172
Reclassification to right-of-use assets		(118)
Ending balance	54	54
Transportation vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53)	(79)
Reclassification to right-of-use assets		33
Charge for the year	(1)	(7)
Ending balance	(54)	(53)
Transportation vehicles [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1
Ending balance		1
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,020	588
Transfer	792	445
Disposals	(80)	(13)
Ending balance	1,732	1,020
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(380)	(140)
Disposals	74	10
Charge for the year	(495)	(250)
Ending balance	(801)	(380)
Computer equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	640
Ending balance	931	640
Other computer hardware and office facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,908	800
Transfer	1,452	1,124
Disposals	(113)	(16)
Ending balance	3,247	1,908
Other computer hardware and office facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(533)	(335)
Disposals	56	15
Charge for the year	(534)	(213)
Ending balance	(1,011)	(533)
Other computer hardware and office facilities [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,375
Ending balance	2,236	1,375
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242	660
Additions	6,618	3,833
Transfer	(6,498)	(4,251)
Ending balance	362	242
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242
Ending balance	₽ 362	₽ 242